As filed with the Securities and Exchange Commission on September 14, 2020

1933 Act Registration Number – 333-176060

1940 Act Registration Number – 811-05617

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933
Post-Effective Amendment No. 42

and

Registration Statement Under the Investment Company Act of 1940
Amendment No. 43

SCM TRUST

(Exact Name of Registrant as Specified in its Charter)

1875 Lawrence Street, Suite 300, Denver, CO 80202
(Address of Principal Executive Office)

Registrant's Telephone Number: (415) 398-2727

STEPHEN C. ROGERS

1875 Lawrence Street, Suite 300, Denver, CO 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

|X|	immediately upon filing pursuant to Rule 485(b)

|_|	on (date) pursuant to Rule 485(b)

|_|	60 days after filing pursuant to Rule 485(a)(1)

|_|	75 days after filing pursuant to Rule 485(a)(2)

|_|	on (date) pursuant to Rule 485(a)

Please Send Copy of Communications to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Telephone: (303) 892-7381

EXPLANATORY NOTE

This Post-Effective Amendment No. 42 (1933 Act) to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 40 (1933 Act), as filed with the Commission on July 13, 2020, and incorporates Parts A, B and C from said amendment,.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Denver, and State of Colorado, on the 14th day of September, 2020.

SCM TRUST

(Registrant)

By	/s/ Stephen C. Rogers*
Stephen C. Rogers, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Stephen C. Rogers**	Principal Executive Officer, Chairman of the Board,	September 14, 2020
Stephen C. Rogers	and Trustee

/s/ Kevin T. Kogler**	Trustee	September 14, 2020
Kevin T. Kogler

/s/ Stephen H. Sutro**	Trustee	September 14, 2020
Stephen H. Sutro

/s/ Marco L. Quazzo**	Trustee	September 14, 2020
March L. Quazzo

/s/William P. Mock**	Principal Financial Officer	September 14, 2020
William P. Mock

*	Signed by Gregory T. Pusch pursuant to Secretary’s Certificate pursuant to Rule 483(b), filed with Post-Effective Amendment to the Registration Statement, as filed on February 28, 2020.

**	Signed by Gregory T. Pusch pursuant to Powers of Attorney filed by Post-Effective Amendment to the Registration Statement, as filed on August 4, 2017.